Comprehensive Income	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Comprehensive Income (Loss) Note [Text Block]

Note 17. Comprehensive Income

The components of accumulated other comprehensive loss, net of tax, are as follows:

	Foreign currency items	Unrealized gains/ (losses) on securities	Defined Benefit pension plan	Accumulated other comprehensive income

Beginning balance, January 1, 2011	$610	1,236	(642)	1,204
Net current period change	128	(283)	(546)	(701)
Reclassification adjustments:
for gains (losses) reclassified into income	-	(337)	-	(337)
Ending balance, December 31, 2011	$738	616	(1,188)	166
Beginning balance, January 1, 2012	$738	616	(1,188)	166
Net current period change	52	59	234	345
Reclassification adjustments for gains (losses) reclassified into income	-	(648)	-	(648)
Ending balance, December 31, 2012	$790	27	(954)	(137)